Operations in hydrocarbon consortiums	12 Months Ended
Dec. 31, 2019
Text Block [Abstract]
Operations in hydrocarbon consortiums
Note 29. Operations in hydrocarbon consortiums
29.1 General considerations
The hydrocarbon areas are operated by granting exploration permits or exploitation concessions by the national or provincial government on the basis of the free availability of the hydrocarbons that are produced.

29.2 Oil and gas properties and participation in joint-operations
As of December 31, 2019, and 2018 the Company through its subsidiaries is the owner and is part of the joint operations and consortia for the exploration and production of oil and gas as indicated below:

Name	Location	Working interest		Operator	Duration Up To
		Direct	Indirect
Argentina
25 de Mayo - Medanito S.E.	Río Negro	—	100%	Vista Argentina	2026
Jagüel de los Machos	Río Negro	—	100%	Vista Argentina	2025
Bajada del Palo Este	Neuquén	—	100%	Vista Argentina	2053
Bajada del Palo Oeste	Neuquén	—	100%	Vista Argentina	2053
Entre Lomas	Río Negro	—	100%	Vista Argentina	2026
Entre Lomas	Neuquén	—	100%	Vista Argentina	2026
Agua Amarga - “Charco del Palenque”	Río Negro	—	100%	Vista Argentina	2034
Agua Amarga - “Jarilla Quemada”	Río Negro	—	100%	Vista Argentina	2040
Coirón Amargo Sur Oeste	Neuquén	—	10%	O&G Development Ltd. S.A.	2053
Coirón Amargo Norte	Neuquén	—	55%	Vista Argentina	2036
Acambuco - “San Pedrito”	Salta	—	1.5%	Pan American Energy	2036
Acambuco - “Macueca”	Salta	—	1.5%	Pan American Energy	2040
Sur Río Deseado Este	Santa Cruz	—	16.9%	Alianza Petrolera Argentina S.A.	2021
Águila Mora	Neuquén	—	90%	Vista Argentina	2054
México
Bloque CS-01	Tabasco	—	50%	Jaguar	2047
Bloque A-10	Tabasco	—	50%	Jaguar	2047
Bloque TM-01	Tabasco	—	50%	Jaguar	2047
As of December 31, 2017, PELSA is part of the joint operations and consortia for the exploration and production of oil and gas as indicated below:

Name	Location	Working interest		Operator	Duration Up To
		Direct	Indirect
Argentina
Bajada del Palo	Neuquén	73.15%	—	PELSA	2025
Entre Lomas	Río Negro and Neuquén	73.15%	—	PELSA	2026
Agua Amarga	Río Negro	73.15%	—	PELSA	2034/2040
Summarized financial information in respect of the Company’s material joint operations which assets, liabilities, revenues and expenses are not accounted for at 100% in the Company’s financial statements is set out below. The summarized financial information below represents amounts prepared in accordance with IFRSs at their respective working interests, adjusted by the Company for accounting purposes.

	Successor December 31, 2019	Successor December 31, 2018	Predecessor December 31, 2017
Assets
Non-current assets	8,221	14,950	257,009
Current assets	3,026	1,488	12,626
Liabilities
Non-current liabilities	918	483	8,151
Current liabilities	3,374	3,307	28,757

	Successor for the year ended December 31, 2019	Successor for the period from April 4, 2018 through December 31, 2018	Predecessor for the period from January 1, 2018 through April 3, 2018	Predecessor for the year ended December 31, 2017
Cost of sales	(9,103)	(12,120)	(40,846)	(195,200)
Selling expenses	(106)	(46)	(5,304)	(23,439)
General and administrative expenses	(1,488)	(230)	(1,494)	(6,949)
Exploration expenses	(667)	(2)	(134)	(1,049)
Other operating income and expenses, net	(74)	(390)	51	5,943
Financial results, net	(961)	988	1,706	2,078

Total costs and expenses for the period/year	(12,399)	(11,800)	(46,021)	(218,616)

29.3 Concession and changes in working interest oil and gas properties

29.3.1 Entre Lomas area
Vista Argentina (previously “PELSA”) is the operator and holder of 100% of the concessions for the exploitation of hydrocarbons in the Entre Lomas area (“Elo”), located in the Province of Río Negro and Neuquén. The concession contracts, renegotiated in 1991 and 1994, respectively granted the free availability of crude oil and natural gas produced, and determined the term of the concessions until January 21, 2016.
On December 9, 2014, Vista Argentina reached a renegotiation agreement with the Province of Río Negro for the concession of the Elo area, approved by Provincial Decree No. 1,706 / 2014. Through this agreement agreed to extend the concession of the Elo Area for the term of ten (10) years until January 2026, committing, among other conditions, to the payment of a fixed bond and a contribution to social development and institutional strengthening, a complementary contribution equivalent to 3% of oil and natural gas production and an important development and exploration plan for reserves and resources, and environmental remediation.
Likewise, the provincial government of Neuquén agreed to extend the concession contract of Elo corresponding to the Province of Neuquén for a period of ten (10) years until January 2026. In accordance with the extension agreement, Vista Argentina agreed to invest all ARS 237 million in future exploitation and exploration activities to be carried out in the aforementioned exploitation concession. Royalties increased from the previous rate from 12% to 15% and could increase to a maximum of 18%, depending on future increases in sales prices of the hydrocarbons produced.
29.3.2 Bajada del Palo area
On December 21, 2018, the Province of Neuquén approved Decree No. 2,357/18 about the transformation of the exploitation concession in the Bajada del Palo area, operated by Vista Argentina, into two CENCH, Bajada del Palo Oeste and Bajada del Palo Este. The two concessions are for a term of 35 years, include the payment of fixed royalties of 12% for new production from the shale (shale rock) formations, and this permission replace the concession of conventional exploitation of this area.
The Company committed to pay the Province of Neuquén the following concepts in the framework of the granting of unconventional exploitation concessions for both areas: (i) exploitation bonus for a total of approximately 1,168, (ii) Infrastructure Bond for a total of approximately 2,796; (iii) Corporate Social Responsibility for an amount of approximately 3,935; (iv) an important plan for the development and exploration of reserves. Likewise, Vista paid the amount of approximately 1,102 as stamp tax at the closing of the transaction. See Note 29.4 for more information about investment agreement.

29.3.3 Agua Amarga Area
Vista Argentina is the owner and operator of the operating lots called Charco del Palenque and Jarilla Quemada in the Agua Amarga area, located in the Province of Rio Negro.
In 2007, Vista Argentina obtained the exploration permit in the Agua Amarga area located in the Province of Río Negro. Provincial Decree No. 557/07 and the signing of the respective contract on May 17 of the same year formalized the agreement. Based on the results of the exploration carried out in the Agua Amarga area, the Province of Río Negro granted the Concession of Exploitation of the Charco del Palenque fiel, on October 28, 2009, by means of the Provincial Decree No. 874 and its rectification No. 922, dated November 13, 2009, for exploitation for a term of 25 years.
The enforcement authority of the Province of Río Negro accepted the inclusion of the “Meseta Filosa” sector to the concession previously granted by Charco del Palenque, through Provincial Decree No. 1,665 of November 8, 2011, published in Official Gazette No 4,991 dated December 1, 2011.
Subsequently, the enforcement authority of the Province of Río Negro approved the inclusion of the Charco del Palenque Sur sector to the previously granted concession of Charco del Palenque, by means of Provincial Decree No. 1,199 dated August 6, 2015. In addition, on the same date, the Provincial Decree No. 1,207 gave Vista Argentina the exploitation concession for the Jarilla Quemada Field.
The exploitation concession Charco del Palenque is effective until 2034 and the exploitation concession Jarilla Quemada is effective until 2040.
29.3.4 Coirón Amargo Norte y Coirón Amargo Sur Oeste
Originally, the join operation Coirón Amargo Joint arrangement had an exploitation concession in the North Area (“Coirón Amargo Norte”) and an evaluation field in the South Area (“Coirón Amargo Sur”), effective until the year 2036 and 2017, respectively.
On July 11, 2016, the joint operators entered into an agreement for assignment of participating interest, through which the area was divided into three oil and gas properties: Coirón Amargo Norte (“CAN”), CASO and Coirón Amargo Sur Este (“CASE”).
CAN join operators are APCO SAU (actually Vista Argentina) with a 55% working interest, Madalena Energy Argentina S.R.L. (“Madalena”) with 35% working interest and Gas y Petróleo de Neuquén S.A. (“G&P”) with the remaining 10%. Vista Argentina is the operator since that date. The expiration date of the exploitation concession remains in 2036.
On December 28, 2017, the partners in the joint CAN agreement signed an Operational Committee Act approving the implementation of the “Carry Petrolero”, as a result of the foregoing, the partners agreed that Contributions made and to be made in the future will be recognized as greater assets and / or expenses, as appropriate, in terms of the amounts actually disbursed by them, regardless of the percentages of contractual participation.
Since that date Vista Argentina recognize the participation in this joint operation as 61.11%, which is comprised of its contractual share of 55% plus the incremental participation acquired from G&P, of 6.11%.
With respect to CASO joint operation was established and the joint operators were APCO SAU (actually Vista Argentina) with a 45% participation in the joint operation; O&G Development Ltd S.A. (“O&G”) with a 45% and G&P with the rest of 10%.
On August 22, 2018, Vista Argentina assignment to O&G a 35%
non-operated
working interest in the CASO oil and gas property. See Note 29.4.
Joint operators of CASO are actually Vista Argentina, O&G and G&P with working interests of 10%, 80% y 10% respectively, being O&G the designated operator. On September 25, 2018 though Decree No. 1,578/18, the evaluation lot of CASO became in an CENCH for a term of 35 years, expiring accordingly in the year 2053.

As in the CAN area, the CASO joint operators maintain a “Carry Petrolero” agreement for the participation of G&P, accounting Vista Argentina its participation in this joint operation for 11.11%.
29.3.5 Águila Mora
On August 22, 2018, APCO SAU (actually Vista Argentina) entered into a cross assignment of rights agreement (“the Aguila Mora Swap Agreement”), whereby: (i) Vista Argentina assigned to O&G (a subsidiary of Royal Dutch Shell plc.), a 35%
non-operated
working interest in the CASO oil and gas property, (ii) O&G assigned to Vista Argentina a 90% operated working interest in the Águila Mora oil and gas property, plus a 10,000 contribution for the upgrade of an existing water infrastructure for the benefit of the operations of Shell and Vista. The Aguila Mora Swap Agreement was approved by the province of Neuquén on November 22, 2018. Therefore, as of such date, Vista retained a 10% working interest in the CASO oil and gas property and held a 90% working interest in the Águila Mora oil and gas property, becoming the operator of the latter. This transaction was measured at the fair value of participant interest assigned to O&G and no gain or loss was recorded as a result of the transaction.
Vista Argentina was notified of Decree No. 2,597 granted by the Governor of the Province of Neuquén by which the concession of unconventional exploitation over the “Águila Mora” area is granted in favor of the G&P company for a period of 35 years from the November 29, 2019 (renewable, when due and subject to certain conditions, for successive periods of 10 years), replacing the previously unconventional exploration permit granted.
Vista Argentina maintains a “Carry Petrolero” for the participation of G&P, accounting its participation in this joint operation for 100%. See Note 29.4 for more details on investment agreement.
29.3.6. Jagüel de los Machos
Jagüel de los Machos is an exploitation concession located in the province of Rio Negro.
Decree No. 1,769/90 granted an exploitation concession for 25 years over the “Jagüel de los Machos” area to Naviera Perez Companc S.A.C.F.I.M.F.A (actually, Pampa Energía S.A.). Subsequently, by means of Decree No. 1,708/08 of the Province of Rio Negro, the exploitation concession was extended for ten (10) years, expiring accordingly on September 6, 2025.
On April 4, 2018, Pampa Energía S.A. to Vista Argentina ceded 100% of its participation in the “Jagüel de los Machos” operating concession. On July 11, 2019, Decree No. 806/19 of the Province of Rio Negro was issued, through which the Secretary of State for Energy of the Province of Rio Negro approved this assignment.
29.3.7. 25 de Mayo – Medanito S.E.
25 de Mayo – Medanito S.E. is an exploitation concession located in the province of Rio Negro
Decree No 2,164/91 reconverted the existing contract to that date on the area “25 de Mayo-Medanito S.E.” in an exploitation concession for 25 years. Subsequently, by means of Decree 1,708/08 of the Province of Rio Negro, the exploitation concession was extended for ten (10) years, expiring accordingly on October 28, 2026.
On April 4, 2018 Pampa Energía SA to Vista Argentina ceded 100% of its participation in the “25 de Mayo—Medanito SE” operating concession. On July 11, 2019, Decree No. 806/19 of the Province of Rio Negro was issued, through which the Secretary of State for Energy of the Province of Rio Negro approved this assignment.
29.3.8. Acambuco
The Company holds a 1.5% participation for the exploitation concession for Acambuco in the Northwest basin located in the Province of Salta. The operator of this assessment oil and gas property is Pan American Energy LLC (Argentina Branch) which holds a 52% participation. The remaining interests are held by three other partners, YPF which holds 22.5% interest, Shell Argentina S.A. with a 22.5% participation and Northwest Argentina Corporation, which holds the remaining 1.5% interest.

On February 14, 2001, the concession holders requested the Declaration of Commerciality of an exploitation lot called “San Pedrito”, which expires in 2036.
Additionally, on February 16, 2005, the concession holders requested the Declaration of Commerciality of an exploitation lot called “Macueta”, which expires in 2040.
29.3.9. Sur Rio Deseado Este
The Company hold a 16.95% participation interest for the exploitation concession for Sur Rio Deseado Este in the Golfo San Jorge basin located in the Province of Santa Cruz. The operator of this assessment oil and gas property is Alianza Petrolera Argentina S.A. hold a 54.14% participation. The remaining concessionaires are: Petrolera El Trébol S.A., which has a 24.91% and SECRA S.A., which has a 4%. The concession expires on April 27, 2021 and there are no outstanding capital commitments. Additionally, the Company has a 44% interest in an exploration agreement in a portion of the Sur Rio Deseado concession, being the operator of this agreement is Quintana E&P Argentina S.R.L.
29.3.10 Mexico oil and gas properties
On October 29, 2018, the Company through its Mexican subsidiary Vista Holding II S.A. (“Vista II”) completed the acquisition, of 50% working interest in the following oil and gas properties:

(i)	Bloque CS-01

(ii)	Bloque A-10

(iii)	Bloque TM -10
As of the date of these consolidated financial statements the addendum to the license agreements of the three oil and gas properties between CNH, Jaguar, Pantera and the Company was executed.
The concessions expires in 2047.
29.4 Investment Commitment
As of December 31, 2019, the Company was committed with the Province of Río Negro to drill and complete until 2022: (i) 10 development wells, 4 step-out
wells and 1 exploration wells in the 25 de Mayo – Medanito S.E and Jagüel de los Machos concessions for an estimated cost to fulfil this commitment of 20,250; and (ii) 8 development wells, 2 step-out
wells in the Entre Lomas Río Negro concession, by an estimated cost of 22,000.
In addition, the Company was committed to perform until 2022: (i) 11 well workovers and abandon 21 wells, in 25 de Mayo – Medanito S.E and Jagüel de los Machos concessions for an estimated cost of 7,400; and (ii) 9 well workovers and abandon 3 wells, in the Entre Lomas Río Negro concession, for an estimated cost of 5,300.
Additionally, the Company was committed with the province of Neuquén to: (i) drill 5 horizontal wells with its associated facilities for an estimated cost of 51,800 until 2021 in the Bajada del Palo Este concession, in consideration for the concession; and (ii) put into production 3 existing wells and drill 2 new horizontal wells with its associated facilities for an estimated cost of 32,000 in the Águila Mora concession until 2021, in consideration for the concession.

With respect to our operations in Mexico, as of December 31, 2019 the pending capital commitments were: (i) approximately 6,300, corresponding to an estimated amount of 15,549 Unidades de Trabajo (“UTs”) in
CS-01;
(ii) approximately 6,200, corresponding to an estimated amount of 12,250 Unidades de Trabajo (“UTs”) in
A-10;
and (iii) approximately 9,100, corresponding to an estimated amount of 6,850 Unidades de Trabajo (“UTs”) in
TM-01.
All pending capital commitments are due in 2021.
29.5 Exploratory well costs
There are no balances nor activity for exploratory well costs during the year ended December 31, 2019, the period beginning April 4, 2018 through December 31, 2018, for the period beginning January 1, 2018 through April 3, 2018 and for year ended December 31, 2017.
29.6 Regularization regime (moratorium)
Between the 29 and the 31 of March 2017, PELSA adhered to the regularization regime (moratorium) provided for Law No. 27,260 in relation to certain tax claims and provisions. PELSA related liabilities were mainly attributable to contingencies identified including interpretation differences with the Argentine tax authority regarding the time of recording well abandonment expenses for income tax purposes and the exemption from the Tax on Personal Assets as Substitute Taxpayer for a shareholder in Spain. As of December 31, 2017, the carrying amount of the matters that were included in the moratorium amounted to 7 and 2 were disclosed as
“Non-current
tax and tax royalties payable”.
Although the adhesion to the regularization regime established benefits of releasing tax fines and reducing compensatory interests, PELSA did not recognize any gain for the year ended December 31, 2017.